Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 30, 2021	Sep. 30, 2021	Jul. 29, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Apr. 29, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 28, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015
C000001642
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 58,929	$ 52,578	$ 63,674	$ 50,150	$ 44,043	$ 43,623	$ 47,971	$ 44,284	$ 47,737	$ 41,342	$ 33,522	$ 41,901	$ 38,119	$ 54,918	$ 58,361		$ 48,853		$ 46,326	$ 44,221	$ 44,418	$ 31,110	$ 21,155	$ 14,164	$ 17,873	$ 15,194	$ 15,459	$ 14,388	$ 12,327	$ 14,809	$ 14,510		$ 13,010	$ 12,579		$ 12,445	$ 12,280	$ 10,714	$ 9,563	$ 9,566	$ 9,228	$ 8,941	$ 9,191	$ 8,944	$ 10,000
C000077805
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 6,048,432	5,393,383	6,527,315	5,137,523	4,508,945	4,463,203	4,904,979	4,525,175	4,874,878	4,219,149	3,418,818	4,270,498	3,882,383	5,589,952	5,936,423		4,965,957		4,706,284	4,489,538	4,506,601	3,154,416	2,143,638	1,434,199	1,808,583	1,536,095	1,562,022	1,453,050	1,244,017	1,493,787	1,462,471		1,310,469	1,266,167		1,251,909	1,234,596	1,076,484	959,874	959,619	925,247	895,967	920,409	894,948	1,000,000
C000174760
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 30,236,553	26,961,273	32,630,998	25,683,439	22,540,516	22,313,281	24,520,705	22,621,671	24,371,675	21,093,001	17,092,782	21,351,222	19,412,075	27,948,545	29,680,917		24,828,514		23,530,147	22,446,417	22,531,729	15,772,083	10,718,184	7,170,994	9,042,909	7,681,748	7,811,385	7,265,250	6,220,083	7,468,937	7,312,353		6,552,347	6,330,837		6,259,547	6,172,980	5,382,421	4,800,641	4,798,095	4,626,234	4,479,834	4,602,046	4,474,742	5,000,000
C000065146
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 50,919	45,177	49,109	42,920	38,426	38,530	37,916	34,577	36,533	34,036	29,761	31,186	30,534	38,151	41,508		37,475		35,767	34,937	34,929	26,413	18,391	13,079	15,719	13,626	13,687	13,557	12,089	13,626	13,250		11,765	11,651		11,358	11,008	10,007	9,221	9,285	9,194	9,075	9,159	8,621	10,000
C000077806
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 5,223,288	4,631,282	5,031,039	4,394,276	3,931,453	3,939,590	3,874,490	3,530,678	3,728,014	3,471,681	3,032,254	3,175,678	3,108,038	3,880,700	4,219,425		3,807,161		3,630,700	3,544,879	3,540,906	2,675,467	1,861,893	1,323,551	1,589,646	1,376,803	1,382,845	1,367,740	1,219,713	1,373,782	1,335,157		1,184,727	1,172,004		1,141,558	1,106,117	1,004,961	925,795	931,418	921,730	909,274	916,886	862,272	1,000,000
C000174761
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 26,130,533	23,171,208	25,169,515	21,986,461	19,672,900	19,708,493	19,383,069	17,664,423	18,650,865	17,369,508	15,172,895	15,889,845	15,546,610	19,413,812	21,107,143		19,046,029		18,163,686	17,730,650	17,714,759	13,384,064	9,312,644	6,621,128	7,951,506	6,887,362	6,913,794	6,842,051	6,101,961	6,872,258	6,675,399		5,927,036	5,863,425		5,711,199	5,530,338	5,024,581	4,628,772	4,657,091	4,608,651	4,546,372	4,584,432	4,311,358	5,000,000
C000073358
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 18,840	16,128	16,024	17,037	15,772	15,591	15,391	14,292	15,371	14,865	14,340	12,491	14,124	16,868	19,772		19,788		20,003	18,446	18,034	15,220	13,908	10,845	13,818	12,677	12,814	12,493	10,706	12,663	12,996		13,296	13,040		12,155	11,207	10,491	9,522	10,155	9,436	9,263	9,415	9,001	10,000
C000077807
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,930,729	1,651,506	1,639,897	1,742,771	1,612,645	1,592,684	1,571,513	1,458,079	1,567,510	1,515,200	1,460,484	1,271,685	1,437,093	1,714,552	2,008,611		2,008,944		2,029,788	1,870,666	1,827,934	1,541,787	1,407,799	1,096,702	1,397,130	1,280,873	1,294,187	1,260,600	1,079,795	1,276,456	1,309,550		1,338,290	1,311,719		1,222,144	1,126,288	1,053,540	955,146	1,018,619	946,009	927,857	942,379	900,408	1,000,000
C000174762
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 9,647,975	8,254,854	8,196,807	8,708,139	8,057,488	7,960,702	7,854,841	7,287,651	7,834,826	7,570,258	7,299,677	6,355,650	7,182,713	8,570,047	10,037,419		10,039,085		10,143,304	9,347,695	9,134,034	7,703,304	7,038,985	5,486,309	6,985,638	6,404,353	6,470,922	6,302,991	5,398,965	6,382,269	6,547,750		6,691,448	6,558,595		6,110,720	5,631,438	5,267,698	4,775,732	5,093,097	4,730,046	4,639,283	4,711,893	4,502,039	5,000,000
C000082256
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 23,466	22,660	24,303	25,069	21,276	23,447	21,663	18,307	19,947	18,588	17,372	16,374	17,217	21,711	24,335		22,386		22,780	21,782	19,620	16,813	14,176	10,920	13,639	12,296	11,734	11,264	9,464	11,307	11,638		11,506	12,169		11,103	10,738	9,996	9,286	9,285	9,089	9,042	9,476	9,003	10,000
C000082257
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,408,305	2,324,338	2,491,028	2,567,450	2,177,820	2,398,390	2,214,994	1,870,406	2,037,178	1,896,598	1,771,432	1,668,457	1,753,667	2,209,142	2,475,484		2,275,472		2,313,917	2,211,125	1,990,621	1,704,498	1,436,577	1,105,616	1,379,693	1,243,308	1,185,592	1,137,607	955,174	1,140,566	1,172,915		1,159,035	1,225,172		1,116,939	1,079,149	1,004,349	932,276	931,468	911,337	905,917	948,890	900,903	1,000,000
C000165214
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 12,044,757	11,621,697	12,458,484	12,840,848	10,892,152	11,995,311	11,078,078	9,354,822	10,188,757	9,485,659	8,859,655	8,344,633	8,770,803	11,048,817	12,380,901		11,380,406		11,572,683	11,058,587	9,955,769	8,524,773	7,184,625	5,529,420	6,902,723	6,218,046	5,928,986	5,689,019	4,776,693	5,703,813	5,867,213		5,795,761	6,126,481		5,585,259	5,396,291	5,022,252	4,661,850	4,659,276	4,556,683	4,529,583	4,744,448	4,504,513	5,000,000
C000095861
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 15,311	13,287	12,906	13,934	12,783	12,275	11,991	11,228	11,819	11,391	11,108	10,234	11,545	12,882	15,008		15,655		16,744	15,976	16,010	13,300	11,781	9,309	12,423	11,354	11,757	11,723	10,485	11,177	11,765		12,993	12,892		12,152	11,041	10,378	9,187	10,019	9,340	8,922	8,855	8,569	10,000
C000095862
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,571,969	1,362,256	1,322,604	1,427,475	1,308,827	1,256,369	1,225,769	1,147,590	1,206,619	1,162,348	1,131,965	1,042,554	1,175,369	1,310,788	1,526,069		1,590,621		1,700,584	1,622,161	1,624,718	1,348,533	1,194,245	942,780	1,257,324	1,147,907	1,187,581	1,184,188	1,057,795	1,127,127	1,186,228		1,308,650	1,297,674		1,222,362	1,110,187	1,042,954	922,775	1,005,521	936,868	894,169	886,634	857,381	1,000,000
C000165215
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 7,858,982	6,814,936	6,616,699	7,141,114	6,543,555	6,281,288	6,132,670	5,737,810	6,037,287	5,815,935	5,664,026	5,216,980	5,881,038	6,558,117	7,634,499		7,957,383		8,507,197	8,115,081	8,127,868	6,746,940	5,971,234	4,718,170	6,286,631	5,743,808	5,942,175	5,920,969	5,293,244	5,639,952	5,935,459		6,547,580	6,492,700		6,116,154	5,551,066	5,214,893	4,618,184	5,027,607	4,688,526	4,475,030	4,433,169	4,286,906	5,000,000
C000112440
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 29,243	23,847	26,338	23,555	22,337	21,623	20,888	18,207	19,391	18,234	16,676	18,316	18,016	26,646	34,521		35,764		37,628	33,646	34,294	29,251	25,878	17,688	19,158	17,080	17,782	16,653	13,206	15,430	15,491		14,676	13,740		12,511	11,596	10,748	9,185	9,900	8,918	8,831	9,292	8,169	10,000
C000112441
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,993,439	2,440,076	2,693,081	2,407,605	2,281,102	2,206,689	2,130,246	1,855,594	1,975,332	1,856,271	1,696,620	1,862,359	1,830,486	2,705,532	3,503,504		3,627,087		3,814,454	3,408,492	3,472,276	2,959,342	2,616,499	1,787,299	1,934,801	1,723,514	1,793,279	1,678,333	1,330,176	1,553,422	1,558,073		1,475,684	1,380,672		1,256,425	1,163,405	1,078,359	921,555	992,648	893,649	884,347	930,193	817,241	1,000,000
C000174764
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 14,973,766	12,203,603	13,471,993	12,041,249	11,412,127	11,036,684	10,657,858	9,284,614	9,883,295	9,287,997	8,489,757	9,318,438	9,159,076	13,537,625	17,527,487		18,145,401		19,082,238	17,052,425	17,368,026	14,806,674	13,089,140	8,939,816	9,677,326	8,620,893	8,973,037	8,398,311	6,654,200	7,770,431	7,793,686		7,385,065	6,906,681		6,285,445	5,820,348	5,395,117	4,607,776	4,966,564	4,468,247	4,421,737	4,650,963	4,086,203	5,000,000
C000196927
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 18,398	18,441	18,648	18,480	15,909	16,223	15,917	13,962	14,925	14,456	13,818	13,541	15,115	18,530	19,087		16,927		17,217	15,892	14,787	12,941	11,937	10,195	12,118	11,408	10,694	10,451	8,867	10,006	9,975		9,390	10,000	$ 10,000
C000196928
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,870,154	1,874,471	1,892,961	1,875,084	1,613,032	1,644,526	1,612,935	1,413,162	1,510,709	1,462,378	1,396,373	1,367,663	1,525,035	1,869,667	1,925,315		1,705,139		1,733,020	1,598,482	1,485,821	1,299,230	1,197,739	1,023,575	1,214,860	1,142,797	1,073,502	1,049,110	889,736	1,002,593	998,508		940,000	1,000,000	1,000,000
C000196929
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 9,339,954	9,361,539	9,459,632	9,370,224	8,059,895	8,217,349	8,053,838	7,060,478	7,548,221	7,306,561	6,976,529	6,827,557	7,619,763	9,337,551	9,621,126		8,514,971		8,659,665	7,986,989	7,423,695	6,490,762	5,983,322	5,112,523	6,068,938	5,708,651	5,372,526	5,245,419	4,448,569	5,012,835	4,997,538		4,705,000	5,000,000	5,000,000
C000200241
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 9,171,596	9,660,816	9,913,151	10,963,688	10,361,449	10,633,174	9,766,729	9,069,472	9,653,938	8,833,635	9,177,137	8,408,103	8,951,553	9,941,043	11,043,325		10,816,260		10,690,010	9,598,264	9,537,612	8,150,000	7,300,000	5,855,000	6,455,000	5,475,000	5,825,000	5,475,000	4,760,000	5,800,000	5,240,000	$ 5,000,000
C000200239
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 18,022	18,988	19,512	21,588	20,419	20,963	19,260	17,896	19,065	17,455	18,142	16,635	17,722	19,691	21,886		21,452		21,220	19,056	18,955	16,200	14,520	11,650	12,860	10,910	11,620	10,930	9,510	11,590	10,480	10,000
C000200240
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,835,333	1,933,176	1,983,643	2,193,748	2,073,301	2,127,646	1,953,333	1,813,882	1,930,775	1,767,741	1,835,415	1,682,635	1,790,299	1,989,221	2,208,650		2,164,263		2,139,013	1,919,653	1,908,533	1,630,000	1,460,000	1,171,000	1,292,000	1,095,000	1,165,000	1,096,000	953,000	1,160,000	1,049,000	1,000,000
C000216733
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 18,891	17,299	17,543	16,671	14,825	15,180	14,277	12,543	12,402	11,783	11,246	10,718	10,910	14,080	16,900		17,360		16,910	14,490	14,690	12,930	11,540	8,750	10,000
C000216734
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,914,301	1,752,072	1,775,392	1,686,167	1,498,589	1,533,063	1,441,809	1,266,399	1,250,176	1,187,313	1,132,560	1,078,822	1,098,000	1,415,000	1,698,000		1,742,000		1,697,000	1,453,000	1,472,000	1,295,000	1,155,000	875,000	1,000,000
C000216732
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 9,571,505	8,760,360	8,876,962	8,435,902	7,498,017	7,665,315	7,209,046	6,331,996	6,250,882	5,941,633	5,662,802	5,394,111	5,490,000	7,075,000	8,490,000		8,715,000		8,485,000	7,265,000	7,365,000	6,475,000	5,775,000	4,375,000	5,000,000
C000227029
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 9,712	8,901	9,181	9,772	9,200	8,310	7,810	7,370	7,770	7,610	7,400	6,950	7,920	8,610	10,170		10,370	$ 10,000
C000227030
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 980,634	898,413	925,486	984,645	926,000	836,000	786,000	741,000	780,000	764,000	743,000	697,000	794,000	862,000	1,017,000		1,037,000	1,000,000
C000227028
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 4,908,171	4,497,068	4,632,431	4,928,225	4,635,000	4,185,000	3,930,000	3,710,000	3,905,000	3,825,000	3,715,000	3,490,000	3,975,000	4,315,000	5,085,000		5,185,000	5,000,000
C000233227
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 14,860	11,350	13,320	11,510	11,090	10,370	9,030	7,600	7,920	6,790	5,560	5,900	6,190	8,360	10,000	$ 10,000
C000233228
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,502,000	1,146,000	1,345,000	1,161,000	1,118,000	1,044,000	910,000	765,000	796,000	682,000	557,000	591,000	619,000	836,000	1,000,000	1,000,000
C000233226
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 7,490,000	5,715,000	6,710,000	5,795,000	5,580,000	5,210,000	4,540,000	3,815,000	3,975,000	3,405,000	2,785,000	2,955,000	3,095,000	4,180,000	5,000,000	5,000,000
C000196932
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 24,421	22,138	24,040	22,795	20,697	21,273	20,293	18,218	19,163	17,860	16,188	16,015	16,190	20,834	24,072		22,705		22,589	20,919	20,676	16,811	14,039	10,376	12,728	11,490	11,745	11,105	9,342	11,180	10,740		10,240	10,000
C000198571
Account Value [Line Items]
Line Graph and Table Measure Name	TA Shares
Account Value	$ 24,853	22,513	24,426	23,147	21,009	21,574	20,571	18,462	19,401	18,064	16,371	16,186	16,349	21,036	24,284		22,890		22,763	21,062	20,809	16,913	14,121	10,427	12,778	11,530	11,776	11,135	9,362	11,200	10,740		10,240	10,000
C000196933
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,486,399	2,251,246	2,443,749	2,315,798	2,102,019	2,158,488	2,058,227	1,847,333	1,941,185	1,807,549	1,637,047	1,618,614	1,636,062	2,103,667	2,428,424		2,289,056		2,276,380	2,107,368	2,080,960	1,690,310	1,411,063	1,041,648	1,277,865	1,152,993	1,177,551	1,112,465	936,233	1,119,000	1,074,000		1,024,000	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	30,473	31,983	31,162	29,335	28,421	25,833	23,050	23,825	21,982	20,509	19,135	20,029	24,045	25,385		23,230		23,253	21,483	20,201	17,615	16,130	13,218	16,711	15,317	15,141	14,545	12,754	14,883	13,893		13,373	13,460		12,658	12,104	11,750	11,112	10,663	10,214	9,952	9,857	9,275	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,382,207	3,047,274	3,198,295	3,116,235	2,933,505	2,842,103	2,583,275	2,305,017	2,382,540	2,198,183	2,050,921	1,913,494	2,002,914	2,404,494	2,538,486		2,322,972		2,325,337	2,148,319	2,020,105	1,761,490	1,612,975	1,321,812	1,671,058	1,531,712	1,514,111	1,454,546	1,275,432	1,488,289	1,389,315		1,337,309	1,345,985		1,265,769	1,210,436	1,175,004	1,111,185	1,066,301	1,021,383	995,204	985,659	927,508	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 16,911,034	15,236,371	15,991,476	15,581,177	14,667,523	14,210,515	12,916,373	11,525,087	11,912,700	10,990,916	10,254,604	9,567,468	10,014,572	12,022,470	12,692,429		11,614,859		11,626,685	10,741,597	10,100,526	8,807,448	8,064,877	6,609,062	8,355,288	7,658,561	7,570,553	7,272,729	6,377,160	7,441,445	6,946,577		6,686,546	6,729,923		6,328,843	6,052,179	5,875,018	5,555,926	5,331,504	5,106,917	4,976,019	4,928,296	4,637,539	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	30,473	31,983	31,162	29,335	28,421	25,833	23,050	23,825	21,982	20,509	19,135	20,029	24,045	25,385		23,230		23,253	21,483	20,201	17,615	16,130	13,218	16,711	15,317	15,141	14,545	12,754	14,883	13,893		13,373	13,460		12,658	12,104	11,750	11,112	10,663	10,214	9,952	9,857	9,275	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,382,207	3,047,274	3,198,295	3,116,235	2,933,505	2,842,103	2,583,275	2,305,017	2,382,540	2,198,183	2,050,921	1,913,494	2,002,914	2,404,494	2,538,486		2,322,972		2,325,337	2,148,319	2,020,105	1,761,490	1,612,975	1,321,812	1,671,058	1,531,712	1,514,111	1,454,546	1,275,432	1,488,289	1,389,315		1,337,309	1,345,985		1,265,769	1,210,436	1,175,004	1,111,185	1,066,301	1,021,383	995,204	985,659	927,508	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 16,911,034	15,236,371	15,991,476	15,581,177	14,667,523	14,210,515	12,916,373	11,525,087	11,912,700	10,990,916	10,254,604	9,567,468	10,014,572	12,022,470	12,692,429		11,614,859		11,626,685	10,741,597	10,100,526	8,807,448	8,064,877	6,609,062	8,355,288	7,658,561	7,570,553	7,272,729	6,377,160	7,441,445	6,946,577		6,686,546	6,729,923		6,328,843	6,052,179	5,875,018	5,555,926	5,331,504	5,106,917	4,976,019	4,928,296	4,637,539	5,000,000
Baron Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 18,114	16,169	15,365	16,628	15,388	15,219	14,559	13,265	13,785	13,457	12,593	11,019	12,230	14,176	14,992		14,724		15,178	14,390	13,904	11,883	11,183	9,631	12,566	11,536	11,747	11,407	10,341	11,680	11,598		11,909	12,052		11,477	10,811	10,220	9,475	9,596	8,975	9,034	9,068	8,783	10,000
Baron Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 1,811,434	1,616,901	1,536,459	1,662,839	1,538,766	1,521,916	1,455,918	1,326,530	1,378,536	1,345,737	1,259,278	1,101,856	1,223,019	1,417,603	1,499,198		1,472,417		1,517,753	1,438,967	1,390,421	1,188,265	1,118,305	963,089	1,256,570	1,153,611	1,174,724	1,140,722	1,034,102	1,167,954	1,159,779		1,190,923	1,205,165		1,147,743	1,081,093	1,022,016	947,543	959,579	897,543	903,360	906,770	878,285	1,000,000
Baron Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 9,057,172	8,084,504	7,682,297	8,314,193	7,693,831	7,609,579	7,279,589	6,632,648	6,892,678	6,728,686	6,296,389	5,509,278	6,115,095	7,088,014	7,495,988		7,362,086		7,588,766	7,194,835	6,952,106	5,941,324	5,591,525	4,815,446	6,282,849	5,768,054	5,873,621	5,703,611	5,170,512	5,839,769	5,798,897		5,954,614	6,025,827		5,738,716	5,405,466	5,110,080	4,737,713	4,797,894	4,487,713	4,516,800	4,533,852	4,391,424	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	32,392	33,837	33,041	31,204	29,923	27,066	24,232	25,053	23,038	21,432	19,925	20,948	24,968	26,172		23,572		23,436	21,590	20,335	18,132	16,645	13,809	17,175	15,746	15,483	14,845	13,062	15,104	14,023		13,557	13,661		12,810	12,260	11,893	11,213	10,800	10,399	10,150	10,015	9,356	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 3,593,619	3,239,176	3,383,734	3,304,131	3,120,445	2,992,264	2,706,561	2,423,245	2,505,253	2,303,846	2,143,171	1,992,515	2,094,797	2,496,812	2,617,163		2,357,228		2,343,588	2,159,016	2,033,453	1,813,182	1,664,549	1,380,872	1,717,460	1,574,640	1,548,344	1,484,456	1,306,189	1,510,390	1,402,264		1,355,711	1,366,081		1,280,965	1,226,034	1,189,305	1,121,286	1,079,985	1,039,928	1,015,006	1,001,507	935,616	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 17,968,094	16,195,880	16,918,668	16,520,657	15,602,225	14,961,319	13,532,804	12,116,226	12,526,265	11,519,229	10,715,856	9,962,577	10,473,984	12,484,060	13,085,813		11,786,142		11,717,940	10,795,078	10,167,263	9,065,909	8,322,746	6,904,359	8,587,300	7,873,200	7,741,722	7,422,278	6,530,943	7,551,948	7,011,321		6,778,555	6,830,405		6,404,825	6,130,168	5,946,526	5,606,431	5,399,924	5,199,641	5,075,029	5,007,534	4,678,080	5,000,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 16,003	14,290	13,884	15,092	13,881	13,184	12,914	11,973	12,334	12,224	11,759	10,719	12,121	13,689	14,715		14,911		16,224	15,444	15,099	12,614	11,514	9,751	12,763	11,412	11,918	11,846	10,777	11,647	11,775		12,776	12,615		11,742	10,883	10,241	9,189	9,588	8,795	8,737	8,264	8,211	10,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,600,300	1,428,997	1,388,354	1,509,193	1,388,112	1,318,415	1,291,441	1,197,262	1,233,356	1,222,373	1,175,876	1,071,875	1,212,140	1,368,880	1,471,526		1,491,073		1,622,363	1,544,417	1,509,895	1,261,443	1,151,394	975,082	1,276,273	1,141,160	1,191,770	1,184,585	1,077,729	1,164,651	1,177,545		1,277,627	1,261,516		1,174,182	1,088,277	1,024,071	918,909	958,850	879,451	873,670	826,447	821,052	1,000,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 8,001,500	7,144,983	6,941,770	7,545,965	6,940,560	6,592,075	6,457,204	5,986,307	6,166,780	6,111,864	5,879,379	5,359,372	6,060,698	6,844,397	7,357,630		7,455,366		8,111,815	7,722,083	7,549,473	6,307,214	5,756,967	4,875,411	6,381,363	5,705,801	5,958,850	5,922,924	5,388,644	5,823,253	5,887,725		6,388,136	6,307,577		5,870,912	5,441,383	5,120,355	4,594,542	4,794,247	4,397,257	4,368,347	4,132,233	4,105,259	5,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 25,923	23,244	23,556	23,791	22,315	21,681	20,049	18,057	18,693	17,605	16,407	14,947	16,041	19,020	20,097		18,840		19,040	17,730	16,954	14,784	13,672	11,468	14,584	13,386	13,389	12,922	11,520	13,203	12,662		12,585	12,717		12,028	11,436	10,967	10,258	10,137	9,627	9,533	9,510	9,055	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 2,592,262	2,324,362	2,355,564	2,379,068	2,231,481	2,168,096	2,004,908	1,805,662	1,869,305	1,760,512	1,640,665	1,494,731	1,604,143	1,902,004	2,009,712		1,883,976		1,904,019	1,772,962	1,695,423	1,478,355	1,367,187	1,146,813	1,458,363	1,338,568	1,338,930	1,292,231	1,151,979	1,320,333	1,266,195		1,258,549	1,271,722		1,202,810	1,143,558	1,096,653	1,025,829	1,013,741	962,703	953,301	951,028	905,465	1,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 12,961,308	11,621,810	11,777,818	11,895,340	11,157,403	10,840,479	10,024,538	9,028,309	9,346,523	8,802,562	8,203,327	7,473,654	8,020,715	9,510,022	10,048,559		9,419,878		9,520,095	8,864,810	8,477,115	7,391,776	6,835,933	5,734,063	7,291,817	6,692,840	6,694,648	6,461,153	5,759,893	6,601,663	6,330,974		6,292,747	6,358,611		6,014,051	5,717,791	5,483,263	5,129,146	5,068,705	4,813,514	4,766,505	4,755,140	4,527,327	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 26,306	23,711	24,770	24,187	22,842	21,904	19,813	17,739	18,339	16,865	15,688	14,586	15,334	18,277	19,158		17,255		17,156	15,804	14,885	13,273	12,185	10,108	12,572	11,527	11,334	10,867	9,562	11,056	10,265		9,924	10,000	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 2,630,605	2,371,145	2,476,964	2,418,694	2,284,231	2,190,400	1,981,259	1,773,866	1,833,898	1,686,464	1,568,846	1,458,563	1,533,435	1,827,719	1,915,818		1,725,541		1,715,556	1,580,445	1,488,530	1,327,287	1,218,485	1,010,827	1,257,217	1,152,670	1,133,421	1,086,653	956,158	1,105,637	1,026,487		992,409	1,000,000	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,153,023	11,855,725	12,384,821	12,093,469	11,421,157	10,952,000	9,906,297	8,869,332	9,169,490	8,432,318	7,844,232	7,292,816	7,667,176	9,138,595	9,579,091		8,627,704		8,577,778	7,902,225	7,442,650	6,636,436	6,092,425	5,054,136	6,286,085	5,763,348	5,667,103	5,433,264	4,780,788	5,528,185	5,132,435		4,962,045	5,000,000	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 12,597,683	11,350,162	11,912,668	11,607,020	10,926,405	10,585,962	9,621,905	8,585,482	8,874,231	8,187,558	7,639,051	7,127,176	7,460,241	8,956,002	9,455,081		8,652,357		8,661,166	8,001,831	7,524,272	6,561,008	6,007,839	4,923,345	6,224,177	5,705,158	5,639,598	5,417,737	4,750,593	5,543,420	5,174,774	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 25,195	22,700	23,825	23,214	21,853	21,172	19,244	17,171	17,748	16,375	15,278	14,254	14,920	17,912	18,910		17,305		17,322	16,004	15,049	13,122	12,016	9,847	12,448	11,410	11,279	10,835	9,501	11,087	10,350	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 2,519,537	2,270,032	2,382,534	2,321,404	2,185,281	2,117,192	1,924,381	1,717,096	1,774,846	1,637,512	1,527,810	1,425,435	1,492,048	1,791,200	1,891,016		1,730,471		1,732,233	1,600,366	1,504,854	1,312,202	1,201,568	984,669	1,244,835	1,141,032	1,127,920	1,083,547	950,119	1,108,684	1,034,955	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 20,924	18,860	19,702	19,238	18,169	17,423	15,759	14,109	14,587	13,414	12,479	11,602	12,197	14,538	15,239		13,725		13,646	12,571	11,840	10,557	9,692	8,040	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 2,092,403	1,886,027	1,970,196	1,923,848	1,816,895	1,742,261	1,575,909	1,410,947	1,458,697	1,341,426	1,247,873	1,160,152	1,219,706	1,453,782	1,523,856		1,372,508		1,364,566	1,257,098	1,183,988	1,055,735	969,192	804,020	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,462,015	9,430,135	9,850,982	9,619,238	9,084,476	8,711,305	7,879,545	7,054,735	7,293,483	6,707,131	6,239,363	5,800,762	6,098,531	7,268,908	7,619,282		6,862,542		6,822,831	6,285,490	5,919,941	5,278,673	4,845,962	4,020,099	5,000,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 10,575	9,443	9,175	9,973	9,173	8,713	8,534	7,912	8,150	8,078	7,771	7,083	8,010	9,046	9,724		9,854	10,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,057,571	944,364	917,505	997,362	917,345	871,285	853,459	791,220	815,073	807,815	777,087	708,357	801,052	904,635	972,470		985,388	1,000,000
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 5,287,854	4,721,818	4,587,523	4,986,810	4,586,724	4,356,425	4,267,294	3,956,098	4,075,365	4,039,073	3,885,434	3,541,783	4,005,260	4,523,174	4,862,348		4,926,937	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,731	12,377	12,929	12,625	11,923	11,433	10,342	9,259	9,572	8,803	8,189	7,613	8,004	9,540	10,000	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 1,373,097	1,237,667	1,292,902	1,262,486	1,192,301	1,143,324	1,034,158	925,905	957,240	880,284	818,891	761,327	800,408	954,015	1,000,000	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 6,865,486	6,188,335	6,464,508	6,312,431	5,961,504	5,716,618	5,170,792	4,629,527	4,786,201	4,401,419	4,094,456	3,806,633	4,002,038	4,770,074	5,000,000	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 26,306	23,711	24,770	24,187	22,842	21,904	19,813	17,739	18,339	16,865	15,688	14,586	15,334	18,277	19,158		17,255		17,156	15,804	14,885	13,273	12,185	10,108	12,572	11,527	11,334	10,867	9,562	11,056	10,265		9,924	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 26,306	23,711	24,770	24,187	22,842	21,904	19,813	17,739	18,339	16,865	15,688	14,586	15,334	18,277	19,158		17,255		17,156	15,804	14,885	13,273	12,185	10,108	12,572	11,527	11,334	10,867	9,562	11,056	10,265		9,924	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 2,630,605	2,371,145	2,476,964	2,418,694	2,284,231	2,190,400	1,981,259	1,773,866	1,833,898	1,686,464	1,568,846	1,458,563	1,533,435	1,827,719	1,915,818		1,725,541		1,715,556	1,580,445	1,488,530	1,327,287	1,218,485	1,010,827	1,257,217	1,152,670	1,133,421	1,086,653	956,158	1,105,637	1,026,487		992,409	1,000,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 31,408	26,571	28,608	26,454	24,830	25,655	23,429	20,454	21,582	20,315	18,615	17,413	17,527	22,207	25,402		24,698		24,888	22,407	22,534	18,933	17,311	13,289	16,620	15,364	15,468	14,675	12,268	14,604	13,576		13,160	12,880		12,059	11,454	10,991	10,282	10,235	9,786	9,635	9,580	9,201	10,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 3,140,761	2,657,120	2,860,811	2,645,432	2,483,009	2,565,451	2,342,948	2,045,419	2,158,159	2,031,513	1,861,452	1,741,280	1,752,722	2,220,652	2,540,220		2,469,844		2,488,756	2,240,668	2,253,406	1,893,311	1,731,051	1,328,910	1,661,966	1,536,388	1,546,808	1,467,535	1,226,817	1,460,398	1,357,568		1,316,013	1,288,005		1,205,928	1,145,417	1,099,089	1,028,203	1,023,534	978,598	963,541	957,995	920,105	1,000,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 15,703,807	13,285,601	14,304,057	13,227,162	12,415,047	12,827,253	11,714,740	10,227,094	10,790,794	10,157,563	9,307,262	8,706,398	8,763,610	11,103,262	12,701,102		12,349,222		12,443,778	11,203,341	11,267,030	9,466,553	8,655,256	6,644,551	8,309,831	7,681,941	7,734,038	7,337,675	6,134,083	7,301,989	6,787,840		6,580,066	6,440,027		6,029,640	5,727,083	5,495,443	5,141,016	5,117,672	4,892,988	4,817,707	4,789,976	4,600,523	5,000,000
Baron Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 22,667	20,364	22,829	22,288	20,832	21,749	20,043	17,801	19,108	17,956	16,853	16,094	16,113	20,029	22,840		22,794		23,629	22,284	21,743	17,271	15,791	11,885	15,479	13,999	14,459	13,884	11,668	14,600	13,624		12,910	12,610		11,857	11,210	10,765	10,132	9,876	9,231	8,988	9,234	8,895	10,000
Baron Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 2,266,680	2,036,370	2,282,923	2,228,792	2,083,203	2,174,877	2,004,344	1,780,144	1,910,781	1,795,594	1,685,312	1,609,383	1,611,345	2,002,933	2,283,954		2,279,411		2,362,867	2,228,362	2,174,275	1,727,132	1,579,119	1,188,472	1,547,867	1,399,913	1,445,896	1,388,389	1,166,843	1,459,984	1,362,353		1,290,992	1,260,998		1,185,732	1,120,962	1,076,545	1,013,211	987,567	923,092	898,830	923,385	889,527	1,000,000
Baron Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 11,333,401	10,181,850	11,414,614	11,143,960	10,416,015	10,874,386	10,021,718	8,900,722	9,553,906	8,977,968	8,426,559	8,046,915	8,056,724	10,014,663	11,419,770		11,397,056		11,814,335	11,141,810	10,871,373	8,635,658	7,895,595	5,942,359	7,739,337	6,999,566	7,229,480	6,941,946	5,834,215	7,299,922	6,811,766		6,454,961	6,304,989		5,928,659	5,604,812	5,382,723	5,066,057	4,937,835	4,615,461	4,494,152	4,616,925	4,447,637	5,000,000
Baron Index: MSCI ACWI ex USA IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Account Value	$ 18,513	16,182	15,949	17,297	16,146	16,005	15,217	13,710	14,713	14,435	13,344	11,837	13,032	15,571	17,440		17,076		17,615	16,521	16,458	14,409	13,036	10,855	13,446	12,247	12,360	11,883	10,590	12,130	12,194		12,347	12,452		11,751	11,042	10,274	9,416	9,993	9,410	9,380	9,411	8,941	10,000
Baron Index: MSCI ACWI ex USA IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Account Value	$ 1,851,348	1,618,181	1,594,929	1,729,699	1,614,556	1,600,487	1,521,726	1,370,998	1,471,346	1,443,485	1,334,357	1,183,655	1,303,201	1,557,052	1,743,983		1,707,565		1,761,481	1,652,093	1,645,792	1,440,925	1,303,568	1,085,491	1,344,649	1,224,718	1,236,013	1,188,300	1,058,990	1,212,994	1,219,420		1,234,742	1,245,241		1,175,108	1,104,215	1,027,387	941,610	999,257	940,965	938,039	941,073	894,094	1,000,000
Baron Index: MSCI ACWI ex USA IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Account Value	$ 9,256,742	8,090,906	7,974,644	8,648,495	8,072,782	8,002,434	7,608,631	6,854,991	7,356,732	7,217,424	6,671,783	5,918,277	6,516,007	7,785,261	8,719,917		8,537,827		8,807,403	8,260,465	8,228,961	7,204,625	6,517,842	5,427,455	6,723,246	6,123,591	6,180,066	5,941,502	5,294,949	6,064,969	6,097,099		6,173,712	6,226,204		5,875,540	5,521,073	5,136,936	4,708,049	4,996,286	4,704,827	4,690,193	4,705,364	4,470,469	5,000,000
Baron Index: MSCI USA IMI Extended Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Account Value	$ 23,679	22,312	23,028	24,162	20,900	21,778	20,432	17,478	18,609	17,385	16,600	15,270	16,072	19,391	21,796		19,180		19,160	17,909	15,962	14,464	13,281	10,907	15,317	14,883	14,105	13,619	11,763	13,332	13,082		12,480	13,176		12,448	12,176	11,801	11,163	11,140	11,130	10,740	10,312	9,713	10,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 16,342	16,584	16,459	17,582	15,185	15,218	15,313	13,246	14,292	13,966	13,640	13,003	14,492	17,494	18,276		15,753		15,636	13,993	12,897	11,603	11,449	10,279	14,126	14,283	13,301	13,171	11,362	12,224	12,129		11,053	12,065		11,941	11,866	11,709	11,629	12,024	12,240	11,492	10,855	10,176	10,000
Baron Index: MSCI USA IMI Extended Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Account Value	$ 2,367,901	2,231,164	2,302,805	2,416,158	2,089,988	2,177,767	2,043,216	1,747,796	1,860,924	1,738,498	1,659,970	1,526,959	1,607,193	1,939,086	2,179,576		1,917,999		1,916,012	1,790,857	1,596,180	1,446,434	1,328,054	1,090,711	1,531,700	1,488,334	1,410,510	1,361,882	1,176,292	1,333,161	1,308,175		1,248,041	1,317,605		1,244,771	1,217,638	1,180,117	1,116,252	1,114,048	1,112,958	1,073,957	1,031,239	971,345	1,000,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 1,634,160	1,658,323	1,645,843	1,758,192	1,518,405	1,521,704	1,531,214	1,324,524	1,429,123	1,396,510	1,363,919	1,300,211	1,449,112	1,749,358	1,827,577		1,575,253		1,563,556	1,399,224	1,289,654	1,160,214	1,144,884	1,027,826	1,412,560	1,428,225	1,330,095	1,317,030	1,136,122	1,222,355	1,212,909		1,105,247	1,206,426		1,194,045	1,186,594	1,170,850	1,162,893	1,202,359	1,223,951	1,149,173	1,085,443	1,017,546	1,000,001
Baron Index: MSCI USA IMI Extended Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Account Value	$ 11,839,504	11,155,821	11,514,025	12,080,788	10,449,939	10,888,837	10,216,078	8,738,982	9,304,618	8,692,492	8,299,850	7,634,796	8,035,966	9,695,428	10,897,881		9,589,997		9,580,060	8,954,285	7,980,901	7,232,170	6,640,270	5,453,557	7,658,499	7,441,670	7,052,551	6,809,411	5,881,460	6,665,805	6,540,876		6,240,204	6,588,024		6,223,854	6,088,188	5,900,583	5,581,258	5,570,241	5,564,790	5,369,785	5,156,197	4,856,723	5,000,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 8,170,793	8,291,612	8,229,208	8,790,953	7,592,022	7,608,513	7,656,065	6,622,618	7,145,610	6,982,547	6,819,591	6,501,051	7,245,557	8,746,786	9,137,881		7,876,260		7,817,774	6,996,118	6,448,264	5,801,069	5,724,417	5,139,128	7,062,796	7,141,122	6,650,472	6,585,147	5,680,606	6,111,772	6,064,542		5,526,234	6,032,129		5,970,223	5,932,966	5,854,248	5,814,462	6,011,790	6,119,751	5,745,860	5,427,213	5,087,730	5,000,000
Baron Index: MSCI Emerging Markets IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Account Value	$ 16,918	14,768	14,713	15,793	14,536	13,794	13,444	12,480	12,998	12,969	12,438	11,382	12,839	14,730	16,340		16,586		18,421	17,515	17,291	14,756	12,932	10,534	13,224	11,677	11,939	11,930	10,700	11,661	12,323		13,248	13,118		12,127	11,076	10,204	9,065	9,782	8,945	8,820	8,566	8,333	10,000
Baron Index: MSCI Emerging Markets IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Account Value	$ 1,691,802	1,476,779	1,471,276	1,579,313	1,453,588	1,379,379	1,344,370	1,248,003	1,299,826	1,296,852	1,243,804	1,138,200	1,283,905	1,472,956	1,634,005		1,658,552		1,842,126	1,751,516	1,729,068	1,475,606	1,293,195	1,053,406	1,322,448	1,167,697	1,193,880	1,192,988	1,069,957	1,166,123	1,232,283		1,324,801	1,311,776		1,212,688	1,107,564	1,020,374	906,537	978,183	894,474	881,964	856,552	833,309	1,000,000
Baron Index: MSCI Emerging Markets IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Account Value	$ 8,459,012	7,383,893	7,356,381	7,896,565	7,267,940	6,896,897	6,721,851	6,240,016	6,499,130	6,484,258	6,219,021	5,690,998	6,419,524	7,364,779	8,170,024		8,292,758		9,210,632	8,757,578	8,645,342	7,378,032	6,465,975	5,267,030	6,612,240	5,838,487	5,969,400	5,964,938	5,349,785	5,830,614	6,161,416		6,624,006	6,558,878		6,063,440	5,537,822	5,101,869	4,532,687	4,890,914	4,472,370	4,409,822	4,282,759	4,166,543	5,000,000
Baron Index: MSCI ACWI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Account Value	$ 32,023	27,310	29,310	28,556	27,439	25,823	23,594	20,928	22,005	20,152	17,711	16,822	17,883	22,397	24,808		23,196		23,365	21,244	21,185	18,733	16,726	13,366	15,857	14,386	14,348	13,677	11,947	13,999	13,389		13,079	13,005		12,201	11,537	10,913	10,004	10,244	9,730	9,658	9,687	9,141	10,000
Baron Index: MSCI ACWI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Account Value	$ 3,202,336	2,730,980	2,930,980	2,855,588	2,743,934	2,582,320	2,359,437	2,092,806	2,200,478	2,015,184	1,771,065	1,682,241	1,788,267	2,239,660	2,480,807		2,319,565		2,336,501	2,124,449	2,118,503	1,873,268	1,672,578	1,336,554	1,585,718	1,438,598	1,434,776	1,367,720	1,194,744	1,399,947	1,338,890		1,307,937	1,300,504		1,220,069	1,153,650	1,091,266	1,000,372	1,024,370	972,976	965,808	968,728	914,149	1,000,000
Baron Index: MSCI ACWI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Account Value	$ 16,011,680	13,654,898	14,654,898	14,277,940	13,719,671	12,911,601	11,797,186	10,464,030	11,002,389	10,075,922	8,855,323	8,411,203	8,941,333	11,198,301	12,404,035		11,597,823		11,682,506	10,622,246	10,592,514	9,366,339	8,362,888	6,682,771	7,928,590	7,192,992	7,173,878	6,838,598	5,973,719	6,999,735	6,694,452		6,539,687	6,502,522		$ 6,100,345	$ 5,768,251	$ 5,456,331	$ 5,001,858	$ 5,121,848	$ 4,864,879	$ 4,829,042	$ 4,843,642	$ 4,570,746	$ 5,000,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 13,546	13,746	13,643	14,574	12,586	12,614	12,692	10,979	11,846	11,576	11,306	10,778	12,012	14,501	15,149		13,057		12,961	11,598	10,690	9,617	9,490	8,520	11,709	11,839	11,025	10,917	9,417	10,132	10,054		9,162	10,000	10,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 1,354,545	1,374,575	1,364,229	1,457,355	1,258,597	1,261,331	1,269,214	1,097,891	1,184,592	1,157,559	1,130,544	1,077,737	1,201,161	1,450,033	1,514,868		1,305,718		1,296,022	1,159,809	1,068,986	961,695	948,988	851,959	1,170,863	1,183,848	1,102,508	1,091,679	941,725	1,013,203	1,005,373		916,133	1,000,000	1,000,000
Baron Index: MSCI US REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 6,772,727	6,872,873	6,821,147	7,286,774	6,292,986	6,306,656	6,346,071	5,489,453	5,922,958	5,787,796	5,652,722	5,388,687	6,005,804	7,250,164	7,574,341		6,528,590		6,480,111	5,799,045	5,344,932	4,808,475	4,744,939	4,259,796	5,854,314	5,919,238	5,512,541	5,458,394	4,708,624	5,066,016	5,026,866		4,580,666	4,999,999	$ 4,999,999
Baron Index: Russell 3000 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Account Value	$ 8,824,260	9,406,654	9,056,080	10,034,642	9,400,994	9,497,668	8,751,949	8,182,555	8,512,817	8,229,641	8,508,021	7,627,711	8,005,630	8,647,788	9,060,627		8,454,091		8,439,848	7,803,056	7,639,687	6,940,235	6,517,950	5,576,793	6,401,579	5,570,154	5,778,840	5,697,244	5,242,465	5,872,428	5,169,101	5,000,000
Baron Index: Russell 3000 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Account Value	$ 17,649	18,813	18,112	20,069	18,802	18,995	17,504	16,365	17,026	16,459	17,016	15,255	16,011	17,296	18,121		16,908		16,880	15,606	15,279	13,880	13,036	11,154	12,803	11,140	11,558	11,394	10,485	11,745	10,338	10,000
Baron Index: Russell 3000 Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Account Value	$ 1,764,852	1,881,331	1,811,216	2,006,928	1,880,199	1,899,534	1,750,390	1,636,511	1,702,563	1,645,928	1,701,604	1,525,542	1,601,126	1,729,558	1,812,125		1,690,818		1,687,970	1,560,611	1,527,937	1,388,047	1,303,590	1,115,359	1,280,316	1,114,031	1,155,768	1,139,449	1,048,493	1,174,486	1,033,820	$ 1,000,000
Baron Index: FactSet Global FinTech Index - Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index - Total Return Index
Account Value	$ 12,774	11,223	12,136	11,631	10,367	11,001	10,619	9,191	9,858	9,319	8,609	8,286	8,738	11,319	12,977		14,057		14,599	13,852	13,478	11,061	10,018	7,262	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 17,775	15,938	16,152	16,313	15,301	14,867	13,748	12,381	12,818	12,072	11,250	10,249	11,000	13,042	13,781		12,918		13,056	12,157	11,626	10,137	9,375	7,864	10,000
Baron Index: FactSet Global FinTech Index - Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index - Total Return Index
Account Value	$ 1,277,459	1,122,307	1,213,600	1,163,127	1,036,730	1,100,157	1,061,928	919,097	985,826	931,924	860,953	828,566	873,831	1,131,909	1,297,729		1,405,710		1,459,967	1,385,186	1,347,795	1,106,152	1,001,778	726,224	1,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 1,777,514	1,593,815	1,615,210	1,631,327	1,530,126	1,486,664	1,374,765	1,238,142	1,281,782	1,207,184	1,125,004	1,024,937	1,099,961	1,304,205	1,378,060		1,291,842		1,305,586	1,215,720	1,162,552	1,013,708	937,480	786,370	1,000,000
Baron Index: FactSet Global FinTech Index - Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index - Total Return Index
Account Value	$ 6,387,294	5,611,537	6,068,000	5,815,637	5,183,652	5,500,788	5,309,643	4,595,484	4,929,130	4,659,622	4,304,765	4,142,832	4,369,158	5,659,546	6,488,646		7,028,551		7,299,838	6,925,930	6,738,976	5,530,761	5,008,891	3,631,122	5,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 8,887,570	7,969,077	8,076,051	8,156,636	7,650,632	7,433,318	6,873,827	6,190,712	6,408,912	6,035,918	5,625,022	5,124,686	5,499,805	6,521,023	6,890,298		6,459,212		6,527,930	6,078,602	5,812,759	5,068,542	4,687,400	3,931,848	5,000,000
Baron Index: MSCI AC Asia ex Japan/India Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan/India Linked Index
Account Value	$ 8,839	8,092	8,339	9,403	9,045	8,437	8,242	7,744	8,012	8,114	7,776	6,984	8,105	8,907	9,681		9,802	10,000
Baron Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 14,599	13,366	13,773	15,531	14,477	13,136	12,384	11,068	10,775	9,600	10,251	10,052	9,439	10,930	11,137		11,161	10,000
Baron Index: MSCI AC Asia ex Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Account Value	$ 10,565	9,394	9,227	9,985	9,045	8,437	8,242	7,744	8,012	8,114	7,776	6,984	8,105	8,907	9,681		9,801	10,000
Baron Index: MSCI AC Asia ex Japan/India Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan/India Linked Index
Account Value	$ 883,880	809,240	833,870	940,330	904,470	843,740	824,150	774,380	801,170	811,390	777,640	698,360	810,480	890,690	968,070		980,150	1,000,000
Baron Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 1,459,915	1,336,631	1,377,295	1,553,144	1,447,661	1,313,580	1,238,417	1,106,751	1,077,480	960,030	1,025,124	1,005,184	943,873	1,093,020	1,113,710		1,116,115	1,000,000
Baron Index: MSCI AC Asia ex Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Account Value	$ 1,056,537	939,443	922,709	998,516	904,459	843,727	824,153	774,380	801,165	811,390	777,634	698,365	810,481	890,676	968,063		980,139	1,000,000
Baron Index: MSCI AC Asia ex Japan/India Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan/India Linked Index
Account Value	$ 4,419,400	4,046,200	4,169,350	4,701,650	4,522,350	4,218,700	4,120,750	3,871,900	4,005,850	4,056,950	3,888,200	3,491,800	4,052,400	4,453,450	4,840,350		4,900,750	5,000,000
Baron Index: MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 7,299,573	6,683,155	6,886,477	7,765,719	7,238,306	6,567,901	6,192,083	5,533,755	5,387,398	4,800,152	5,125,622	5,025,918	4,719,364	5,465,098	5,568,552		5,580,573	5,000,000
Baron Index: MSCI AC Asia ex Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Account Value	$ 5,282,683	4,697,216	4,613,544	4,992,582	4,522,294	4,218,633	4,120,763	3,871,899	4,005,823	4,056,951	3,888,171	3,491,824	4,052,405	4,453,378	4,840,313		4,900,694	$ 5,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 12,891	11,559	11,714	11,831	11,097	10,781	9,970	8,979	9,296	8,755	8,159	7,433	7,977	9,458	9,994	10,000
Baron Index: MSCI ACWI Information Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Account Value	$ 14,922	12,103	13,698	13,136	12,991	11,649	10,410	8,855	9,436	8,301	6,893	6,517	7,027	8,972	10,000	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 1,289,072	1,155,852	1,171,368	1,183,056	1,109,664	1,078,144	996,994	897,914	929,562	875,462	815,865	743,295	797,703	945,823	999,383	1,000,000
Baron Index: MSCI ACWI Information Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Account Value	$ 1,492,191	1,210,348	1,369,823	1,313,645	1,299,146	1,164,948	1,040,978	885,507	943,621	830,080	689,275	651,667	702,740	897,237	1,000,000	1,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 6,445,361	5,779,259	5,856,838	5,915,279	5,548,320	5,390,721	4,984,972	4,489,570	4,647,811	4,377,312	4,079,326	3,716,477	3,988,517	4,729,115	4,996,917	5,000,000
Baron Index: MSCI ACWI Information Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Account Value	$ 7,460,957	6,051,740	6,849,117	6,568,225	6,495,729	5,824,741	5,204,892	4,427,537	4,718,107	4,150,399	3,446,374	3,258,334	3,513,698	4,486,185	5,000,000	$ 5,000,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 20,384	18,277	18,523	18,707	17,547	17,049	15,765	14,199	14,699	13,844	12,901	11,754	12,614	14,956	15,803		14,814		14,972	13,941	13,332	11,625	10,751	9,018	11,468	10,526	10,528	10,161	9,058	10,382	9,957		9,896	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 20,384	18,277	18,523	18,707	17,547	17,049	15,765	14,199	14,699	13,844	12,901	11,754	12,614	14,956	15,803		14,814		14,972	13,941	13,332	11,625	10,751	9,018	11,468	10,526	10,528	10,161	9,058	10,382	9,957		9,896	10,000
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 2,038,387	$ 1,827,728	$ 1,852,263	$ 1,870,745	$ 1,754,692	$ 1,704,850	$ 1,576,529	$ 1,419,855	$ 1,469,900	$ 1,384,353	$ 1,290,113	$ 1,175,359	$ 1,261,394	$ 1,495,613	$ 1,580,307		$ 1,481,436		$ 1,497,197	$ 1,394,142	$ 1,333,171	$ 1,162,483	$ 1,075,067	$ 901,779	$ 1,146,763	$ 1,052,563	$ 1,052,848	$ 1,016,126	$ 905,841	$ 1,038,224	$ 995,654		$ 989,642	$ 1,000,000